Current and long-term debt - AVIC Sale and Leaseback (Details)	1 Months Ended		2 Months Ended	12 Months Ended
	Aug. 31, 2018 USD ($)	Jul. 31, 2018 USD ($) tanker	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 2,910,315,000	$ 2,767,193,000
AVIC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 145,000,000		139,100,000
Sale leaseback transaction, term		8 years
Net debt to capitalization ratio		0.70
Consolidated tangible net worth		$ 650,000,000.0
Minimum ratio for fair value of vessels		110.00%
AVIC Lease Financing [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		2 years
AVIC Lease Financing [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		8 years
AVIC Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.70%
NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments			$ 32,700,000	34,700,000
K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 239,919,000
Repayments			13,000,000	239,900,000
Scotiabank Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments			28,300,000
Credit Suisse Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments	$ 26,500,000		$ 26,100,000	$ 53,500,000
STI Ville, STI Fontvieille and STI Brooklyn [Member] | Vessels [member] | MR [Member] | AVIC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		3
Borrowings		$ 24,000,000
Periodic payment per vessel		$ 500,000
STI Rose and STI Rambla [Member] | Vessels [member] | LR2 [Member] | AVIC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		2
Borrowings		$ 36,500,000
Periodic payment per vessel		$ 800,000